CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	[1]	$ 2,984,768	$ 2,635,983	$ 3,070,275
Costs and Expenses:
Cost of operations		2,449,443	2,249,270	2,690,560
Research and development expenses		4,946	346	724
Selling, general and administrative expenses		203,907	183,180	197,423
Other operating (income) expenses, net		7,204	65,362	49,070
Total costs and expenses		2,665,500	2,498,158	2,937,777
Income (loss) from Investments in Unconsolidated Affiliates		(11,981)	294	(11,992)
Operating income		307,287	138,119	120,506
Other expense:
Interest expense, net		(62,974)	(58,871)	(50,058)
Other non-operating income (expense), net		3,865	3,361	(17,830)
Total other expense, net		(59,109)	(55,510)	(67,888)
Income before provision for income taxes		248,178	82,609	52,618
Provision for income taxes		68,716	41,926	51,963
Income before loss from Investments in Unconsolidated Affiliates		179,462	40,683	655
Non-operating loss from Investments in Unconsolidated Affiliates		(2,247)	(4,384)	(9,494)
Net income (loss)		177,215	36,299	(8,839)
Less: Net income (loss) attributable to noncontrolling interest		(1,331)	2,182	9,144
Net income (loss) attributable to McDermott International, Inc.		$ 178,546	$ 34,117	$ (17,983)
Net income (loss) per share attributable to McDermott International, Inc.:
Basic		$ 1.96	$ 0.43	$ (0.23)
Diluted		$ 1.88	$ 0.36	$ (0.23)
Shares used in the computation of net income (loss) per share:
Basic		91,112,644	80,119,788	79,413,588
Diluted		95,211,586	94,728,080	79,413,588

[1]	Intercompany transactions were not significant during 2017, 2016 and 2015.